Capital Commitments - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of capital commitments [Line Items]
Commitments to purchase property, plant and equipment	$ 175	$ 184
2024 [Member]
Disclosure of capital commitments [Line Items]
Commitments to purchase property, plant and equipment	88
2025 [Member]
Disclosure of capital commitments [Line Items]
Commitments to purchase property, plant and equipment	72
2026 [Member]
Disclosure of capital commitments [Line Items]
Commitments to purchase property, plant and equipment	$ 15